Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and balances at central banks	£ 180,365	£ 189,686	£ 202,142
Cash collateral and settlement balances	113,987	103,708
Debt securities at amortised cost	50,227	39,046
Loans and advances at amortised cost to banks	8,780	9,024
Loans and advances at amortised cost to customers	136,047	137,177
Reverse repurchase agreements and other similar secured lending at amortised cost	3,393	1,103
Trading portfolio assets	166,244	174,566
Financial assets at fair value through the income statement	191,845	204,236
Derivative financial instruments	292,356	256,111
Financial assets at fair value through other comprehensive income	51,010	51,423
Investments in associates and joint ventures	14	22
Carrying value	1,425	1,084
Property, plant and equipment	1,546	1,262
Current tax assets	785	546
Deferred tax assets	4,133	3,888
Retirement benefit assets	3,263	3,667
Assets included in disposal group classified as held for sale	9,854	3,916
Other assets	3,250	4,701
Total assets	1,218,524	1,185,166	1,203,500
Liabilities
Deposits at amortised cost from banks	13,252	14,598
Deposits at amortised cost from customers	306,124	287,200
Cash collateral and settlement balances	104,627	92,988
Repurchase agreements and other similar secured borrowing at amortised cost	29,397	28,554
Debt instruments issued at amortised cost	35,803	45,653
Subordinated liabilities	41,875	35,903	38,253
Trading portfolio liabilities	56,182	57,761
Financial liabilities designated at fair value	279,777	298,573
Derivative financial instruments	279,331	249,880
Current tax liabilities	404	411
Deferred tax liabilities	2	3
Retirement benefit liabilities	164	173
Liabilities included in disposal group classified as held for sale	3,726	3,164
Other liabilities	7,904	8,984
Provisions	736	817
Total liabilities	1,159,304	1,124,662	£ 1,144,600
Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	9,604	10,765
Other reserves	(1,302)	(363)
Retained earnings	48,570	47,754
Total equity	59,220	60,504
Total liabilities and equity	£ 1,218,524	£ 1,185,166